DISPOSALS OF CONSOLIDATED ENTITIES	12 Months Ended
Dec. 31, 2025
Disposals Of Consolidated Entities
DISPOSALS OF CONSOLIDATED ENTITIES

5. DISPOSALS OF CONSOLIDATED ENTITIES

TCTCZ was dissolved on September 20, 2023. The dissolution did not result in any gain or loss for the year ended December 31, 2023.

The Company disposed of 100% equity interests of TDL to an unrelated third party for nil consideration on September 6, 2023, and disposed of 100% equity interests of TDAL and TCL (including their subsidiaries) to an unrelated third party for nil consideration on October 27, 2023. The disposition resulted in a total recorded loss of $16,184 for the Company for the year ended December 31, 2023.

ZJIOT was dissolved on June 25, 2024. The dissolution resulted in a recorded loss of $98,887 for the year ended December 31, 2024.

TDTJS was dissolved on January 15, 2025. The dissolution resulted in a recorded loss of $68,545 for the year ended December 31, 2025.

TEPH and TPGXT was dissolved on April 29, 2025 and June 11, 2025, respectively. The dissolution of these companies results in minimal gain or loss for the year ended December 31, 2025.

The disposals of TDL, TDAL, and TCL represented a strategic shift in the Company’s strategy and had a major effect on the Company’s operations and financial results. Operations of the three companies have been presented as “discontinued operations” in the Company’s consolidated financial statement (Note 10).

The dissolution of TCTCZ, ZJIOT, TDTJS, TEPH and TPGXT were not qualified as discontinued operations as they do not individually or in the aggregate represent a strategic shift that has had a major impact on the Company’s operations or financial results.